SEGMENTS	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Accounting for the anticipated exit from the Fresh Vegetables division, Dole has the following three reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – EMEA and Diversified Fresh Produce – Americas & ROW. The Company’s reportable segments are based on (i) financial information reviewed by the Chief Operating Decision Maker (“CODM”), defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”), (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas and pineapples which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, United Kingdom (“U.K.”), Swedish, Danish, South African, Czech, Slovakian, Polish and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s United States (“U.S.”), Canadian, Chilean, Peruvian, Argentinian and Indian businesses, all of which market globally and locally sourced fresh produce from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the primary financial measures. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
All transactions between reportable segments are eliminated in consolidation. Segment results for the three and nine months ended September 30, 2023 and September 30, 2022 have been updated to remove the discontinued operations of the Fresh Vegetables division, and corporate costs previously allocated to the Fresh Vegetables reportable segment have been reallocated to the remaining reportable segments.
Adjusted EBITDA is reconciled below to net income by (1) subtracting the loss from discontinued operations, net of income taxes; (2) subtracting the income tax expense or adding the income tax benefit; (3) subtracting interest expense; (4) subtracting depreciation charges; (5) subtracting amortization charges on intangible assets; (6) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (7) other items which are separately stated based on materiality, which, during the three and nine months ended September 30, 2023 and September 30, 2022, included adding or subtracting asset write-downs from extraordinary events, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, subtracting the incremental costs from the fair value uplift for biological assets related to the acquisition of Legacy Dole, adding the gain or subtracting the loss on the sale of investments accounted for under the equity method, adding the gain or subtracting the loss on asset sales for assets held for sale and actively marketed property, subtracting restructuring charges and costs for legal matters not in the ordinary course of business, and subtracting costs incurred for the cyber-related incident; and (8) the Company’s share of these items from equity method investments.
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$749,210	$751,348	$2,387,163	$2,306,982
Diversified Fresh Produce — EMEA	856,351	759,964	2,570,080	2,400,967
Diversified Fresh Produce — Americas & ROW	470,011	479,839	1,310,407	1,391,731
Total segment revenue	2,075,572	1,991,151	6,267,650	6,099,680
Intersegment revenue	(32,900)	(30,456)	(94,637)	(117,845)
Total consolidated revenue, net	$2,042,672	$1,960,695	$6,173,013	$5,981,835

Segment Adjusted EBITDA:
Fresh Fruit	$45,111	$49,382	$180,138	$166,087
Diversified Fresh Produce — EMEA	34,923	30,686	100,932	88,397
Diversified Fresh Produce — Americas & ROW	5,159	(870)	27,191	28,399
Adjustments:
Income tax (expense) benefit	(13,017)	34,155	(40,604)	21,497
Interest expense	(20,899)	(15,677)	(62,359)	(38,126)
Depreciation	(21,737)	(25,315)	(69,182)	(73,544)
Amortization of intangible assets	(2,536)	(2,633)	(7,726)	(8,248)
Mark to market gains (losses)	4,783	(2,310)	2,926	5,819
Gain on asset sales	28,802	530	43,356	8,346
Incremental charges on biological assets related to the acquisition of Legacy Dole	—	(5,520)	—	(40,464)
Cyber-related incident	—	—	(5,321)	—
Other items	(222)	532	(1,085)	1,284
Adjustments from equity method investments:
Dole's share of depreciation	(1,919)	(2,445)	(5,583)	(6,080)
Dole's share of amortization	(631)	(628)	(1,887)	(1,918)
Dole's share of income tax expense	(851)	(673)	(3,507)	(2,395)
Dole's share of interest expense	(1,309)	(930)	(3,368)	(2,531)
Dole's share of other items	—	—	470	—
Income from continuing operations	55,657	58,284	154,391	146,523
Loss from discontinued operations, net of income taxes	(1,672)	(11,704)	(27,616)	(48,129)
Net income	$53,985	$46,580	$126,775	$98,394